Earnings per Share - Summary of Detailed Information About Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Consolidated net profit/loss	€ (45,477)	€ (19,770)	€ (9,896)
Weighted-average number of ordinary shares, basic and diluted	4,250,135	3,349,403	2,831,427
Basic and diluted loss per share in EUR	€ (10.7)	€ (5.9)	€ (3.5)